Investments (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at 2022	R$ 149	R$ 59
Dividends and interest on equity	(9)	(9)
Results from equity-acoounted investees	7	35
Other comprehensive income	5	(1)
Capital increase		65
Other	13
Balance at 2023	165	149
Borealis [Member]
IfrsStatementLineItems [Line Items]
Balance at 2022	47	41
Dividends and interest on equity	(7)	(5)
Results from equity-acoounted investees	17	11
Balance at 2023	57	47
R P R [Member]
IfrsStatementLineItems [Line Items]
Balance at 2022	37	17
Dividends and interest on equity	(2)	(4)
Results from equity-acoounted investees	7	25
Other comprehensive income	1	(1)
Balance at 2023	43	37
Bioglycols L L C [Member]
IfrsStatementLineItems [Line Items]
Balance at 2022	41
Results from equity-acoounted investees	(1)	(1)
Other comprehensive income	1
Capital increase		42
Balance at 2023	41	41
Other [Member]
IfrsStatementLineItems [Line Items]
Balance at 2022	24	1
Results from equity-acoounted investees	(16)
Other comprehensive income	3
Capital increase		23
Other	13
Balance at 2023	R$ 24	R$ 24